Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Computer and telecommunications equipment		$ 349	$ 325
Leasehold improvements		81	79
Office furniture and equipment		68	64
Buildings and improvements		21	20
Land		2	2
Construction in progress		7	11
Total property and equipment cost		528	501
Accumulated depreciation and amortization	(386)	(376)	(336)
Total property and equipment, net	$ 149	$ 152	$ 165